Goodwill and Other Acquired Intangible Assets - Schedule of Amortization Expense of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Aggregate amortization expense	$ 8,415	$ 7,811	$ 5,807
Estimated amortization expense for the years ended December 31:
2017	6,733
2018	5,740
2019	5,019
2020	3,513
2021	1,066
2022 and thereafter	$ 90